COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Annual Lease Payments under Operating Lease Agreements
Future minimum annual lease payments under operating lease agreements as of December 31, 2013 are as follows:

	Rental of premises	Lease of motor vehicles

2014	$3,918	$2,040
2015	3,123	1,657
2016	2,553	971
2017	2,494	72
2018	2,079	14
Thereafter	2,112	-
	$16,279	$4,754